Property, Plant and Equipment	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Property, Plant and Equipment
13.	Property, Plant and Equipment
The components of property, plant and equipment are as follows:
Year ended March 31, 2020

	Yen in millions
	Building and structures	Machinery and equipment	Tools, furniture and fixtures	Land	Construction in progress	Lease assets	ROU assets	Total
Acquisition cost
Balance at April 1, 2019	61,777	64,457	12,511	11,811	1,721	1,260	—	153,537
Adjustment on initial application of IFRS16	—	—	—	—	—	(1,260)	5,760	4,500
Acquisition	460	1,895	743	—	2,791	—	151	6,040
Sale and disposition	(163)	(1,165)	(296)	—	—	—	(35)	(1,659)
Transfer from construction in progress	37	1,433	170	97	(1,737)	—	—	—
Exchange differences on translation of foreign operations	(139)	(48)	(19)	(23)	(20)	—	(3)	(252)
Other	212	—	—	—	223	—	—	435

Balance at March 31, 2020	62,184	66,572	13,109	11,885	2,978	—	5,873	162,601

Accumulated depreciation and impairment losses
Balance at April 1, 2019	(24,179)	(38,338)	(8,909)	(467)	—	(411)	—	(72,304)
Adjustment on initial application of IFRS16	—	—	—	—	—	411	(123)	288
Depreciation amount	(2,616)	(6,170)	(1,284)	—	—	—	(964)	(11,034)
Sale and disposition	78	1,037	289	—	—	—	27	1,431
Exchange differences on translation of foreign operation	8	16	7	—	—	—	—	31

Balance at March 31, 2020	(26,709)	(43,455)	(9,897)	(467)	—	—	(1,060)	(81,588)

Carrying amount
Balance at April 1, 2019	37,598	26,119	3,602	11,344	1,721	849	—	81,233
Balance at March 31, 2020	35,475	23,117	3,212	11,418	2,978	—	4,813	81,013

Year ended March 31, 2021

	Yen in millions
	Building and structures	Machinery and equipment	Tools, furniture and fixtures	Land	Construction in progress	ROU assets	Total
Acquisition cost
Balance at April 1, 2020	62,184	66,572	13,109	11,885	2,978	5,873	162,601
Acquisition	933	2,558	1,000	134	9,526	125	14,276
Sale and disposition	(761)	(1,580)	(465)	—	(6)	(173)	(2,985)
Transfer from construction in progress	635	1,054	86	—	(1,775)	—	—
Exchange differences on translation of foreign operations	149	93	19	21	288	4	574
Other	720	—	—	—	(67)	(707)	(54)

Balance at March 31, 2021	63,860	68,697	13,749	12,040	10,944	5,122	174,412

Accumulated depreciation and impairment losses
Balance at April 1, 2020	(26,709)	(43,455)	(9,897)	(467)	—	(1,060)	(81,588)
Depreciation amount	(2,545)	(6,161)	(1,205)	—	—	(889)	(10,800)
Sale and disposition	642	1,518	449	—	—	—	2,609
Exchange differences on translation of foreign operation	(22)	(42)	(16)	—	—	(3)	(83)
Other	—	—	—	—	—	158	158

Balance at March 31, 2021	(28,634)	(48,140)	(10,669)	(467)	—	(1,794)	(89,704)

Carrying amount
Balance at April 1, 2020	35,475	23,117	3,212	11,418	2,978	4,813	81,013
Balance at March 31, 2021	35,226	20,557	3,080	11,573	10,944	3,328	84,708
Depreciation expenses related to property, plant and equipment are included in cost of sales, selling, general and administrative expenses, and research and development expenses of the consolidated statements of income.
Carrying amount of ROU assets included in property, plant and equipment is as follows:

	Yen in millions
	Building and structures	Machinery and equipment	Tools, furniture and fixtures	Total
Year ended March 31, 2020	3,936	657	220	4,813
Year ended March 31, 2021	2,722	447	159	3,328